Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended
	Mar. 25, 2019	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Cash balance required		$ 47,285	$ 71,515
January 2015 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility term	6 years
Credit facility, periodic payment	$ 31,400
Credit facility, final payment	$ 75,600
Aggregate fair value of collateral vehicles required for borrowings under facility	130.00%
Credit facility, expiring period	2025-03
January 2015 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required	$ 35,000
March 2019 Terminal Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding		104,700
Credit facility, periodic payment		$ 2,300
Frequency Of Instalment Payments		repayable in equal quarterly instalments
March 2019 Secured Term Loan [Member
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	107,000
Debt instrument covenant description		an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable, whichever is greater; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility.
Final Payment Payable		$ 52,100
Debt Issuance Costs, Net	$ 1,400
March 2019 Secured Term Loan [Member | ASC 47050 [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions		ASC 470-50—Debt Modifications states that if re-financing of a loan results in the present value of future cash flows being modified by more than 10%, it is considered to have ‘substantially different terms’ from the original loan and is accounted for as a debt extinguishment and the new loan treated as the issuance of new debt. The 10% cash flow test was performed, and it was concluded that the present value of future cash flows on a lender-by-lender basis have not been modified by more than 10%. Issuance costs for the March 2019